Fees Summary	May 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,893,000
Previously Paid Amount	0.00
Total Fee Amount	2,280.12
Total Offset Amount	0.00
Net Fee	2,280.12
Narrative - Max Aggregate Offering Price	$ 14,893,000
Final Prospectus	true